RESTRUCTURING OF OPERATIONS AND OTHER ITEMS	12 Months Ended
Dec. 31, 2021
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

5.    RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

In 2021, a charge of $25.3 million was recorded in connection with cost reduction initiatives in the Corporation’s various segments ($31.6 million in 2020 and $10.5 million in 2019), while an asset impairment charge of $1.5 million was also recorded in 2021 ($8.5 million in 2020 and $18.8 million in 2019).

On April 1, 2021, Alithya Group Inc. (“Alithya”), a strategy and digital transformation leader, acquired the firm R3D Conseil inc., of which Quebecor was one of the main shareholders. As a result of this transaction, the Corporation now holds 11.9% of Alithya’s share capital and 6.7% of voting rights related to the issued and outstanding shares of Alithya, and a corresponding gain on disposal of $19.6 million was recorded in the second quarter of 2021. This transaction also included purchase commitments from Quebecor for Alithya’s services totalling approximately $360.0 million as part of a 10-year commercial agreement (note 23).

In addition, the Corporation also recorded a gain related to other items of $3.1 million in 2021 ($0.9 million in 2020 and $0.7 million in 2019).